                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2001

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    Northaven Management Co.
Address: 200 Park Ave. 39th Fl
         New York, NY  10166

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pat Toscano
Title: Director
Phone: 212/251-3130

Signature, Place, and Date of Signing:


  /s/ Pat Toscano                   NY, NY                       5/10/01
  ---------------                -------------                   -------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _______________________________________
[Repeat as necessary.]

------------------------------------------------------------------------------------------------------------------------------------
          Item 1            Item 2     Item 3           Item 4         Item 5        Item 6         Item 7           Item 8
                                                                     SHARES OF              SHARED               VOTING AUTHORITY
NAME OF ISSUER              TITLE      CUSIP                         PRINCIPAL  Sole SHARED OTHER   MANAGERS Sole      Shared   None
                           OF CLASS   NUMBER       FAIR MARKET VAL      AMT     (A)  (B)    (C)              (A)         (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR FINANCIAL CORP RS  OTC EQ   5N72628       $ 3,538,204.00     263,922   X                     NORT      263,922
ZOOLOGIC INC SER A PART NO  OTC EQ   5N72782       $ 3,999,991.00   2,142,860   X                     NORT    2,142,860
IBEX CAPITAL MARKETS INC S  OTC EQ   5N73027       $ 2,093,271.00      30,000   X                     NORT       30,000
ZOOLOGIC INC SERIES B PFD   OTC EQ   5N73844          $ 75,001.00      31,780   X                     NORT       31,780
***ABN AMRO HOLDING NV      COMMON   000937102     $ 2,271,730.00     123,800   X                     NORT      123,800
ACE LTD-ORD                 COMMON   ACL             $ 937,380.00      25,500   X                     NORT       25,500
A G EDWARDS INC             COMMON   281760108     $ 1,665,000.00      45,000   X                     NORT       45,000
AMERITRADE HOLDING CORP-CL  OTC EQ   03072H109       $ 686,563.00     130,000   X                     NORT      130,000
BANKNORTH GROUP INC NEW-DE  OTC EQ   06646R107     $ 4,471,875.00     225,000   X                     NORT      225,000
BRYN MAWR BANK CORP         OTC EQ   117665109       $ 209,313.00       8,500   X                     NORT        8,500
PACIFIC CENTURY FINANCIAL   COMMON   694058108       $ 421,800.00      22,200   X                     NORT       22,200
BERKSHIRE HATHAWAY INC-DEL  COMMON   084670108     $ 4,908,750.00          75   X                     NORT           75
CITIGROUP INC               COMMON   172967101       $ 629,720.00      14,000   X                     NORT       14,000
CB BANCSHARES INC-HAWAII    OTC EQ   124785106     $ 6,780,375.00     200,900   X                     NORT      200,900
CCBT FINL COS INC           OTC EQ   12500Q102     $ 1,093,750.00      50,000   X                     NORT       50,000
WTS DIME BANCORP INC NEW    OTC EQ   25429Q110       $ 129,237.00     551,400   X                     NORT      551,400
CREDIT SUISSE FIRST BOSTON  COMMON   22541L103     $ 4,199,650.00     923,000   X                     NORT      923,000
DIME BANCORP INC            COMMON   25429Q102     $17,894,600.00     546,400   X                     NORT      546,400
FLEETBOSTON FINL CORP       COMMON   339030108     $ 4,851,592.00     128,519   X                     NORT      128,519
FIRST UNION CORP            COMMON   337358105     $ 4,950,000.00     150,000   X                     NORT      150,000
GOLDEN STATE BANCORP INC    COMMON   381197102     $10,613,916.00     380,700   X                     NORT      380,700
GATEWAY AMERICAN BANCSHARE  OTC EQ   367569100       $ 163,359.00     102,500   X                     NORT      102,500
HUNTINGTON BANCSHARES INC   OTC EQ   446150104     $ 3,562,500.00     250,000   X                     NORT      250,000
INDEPENDENT BANK CORP-MASS  OTC EQ   453836108     $ 3,766,500.00     251,100   X                     NORT      251,100
J P MORGAN CHASE & CO       COMMON   46625H100     $ 7,296,205.00     162,499   X                     NORT      162,499
KANSAS CITY LIFE INSURANCE  OTC EQ   484836101     $ 4,540,250.00     127,000   X                     NORT      127,000
KEYCORP NEW                 COMMON   493267108     $ 4,339,560.00     168,200   X                     NORT      168,200
LOCAL FINANCIAL CORP        OTC EQ   539553305     $ 1,579,594.00     124,500   X                     NORT      124,500
LOCAL FINANCIAL CORP        OTC EQ   539553107     $ 4,012,422.00     316,250   X                     NORT      316,250
MEDFORD BANCORP INC         OTC EQ   584131106       $ 643,125.00      35,000   X                     NORT       35,000

------------------------------------------------------------------------------------------------------------------------------------
          Item 1            Item 2     Item 3           Item 4         Item 5        Item 6         Item 7           Item 8
                                                                     SHARES OF              SHARED               VOTING AUTHORITY
NAME OF ISSUER              TITLE      CUSIP                         PRINCIPAL  Sole SHARED OTHER   MANAGERS Sole      Shared   None
                           OF CLASS   NUMBER       FAIR MARKET VAL      AMT     (A)  (B)    (C)              (A)         (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC      COMMON   590188108     $  2,770,000.00   50,000     X                     NORT     50,000
MILLENNIUM BANK - MALVERN   OTC EQ   60036L105     $  1,200,000.00  200,000     X                     NORT    200,000
MORGAN STANLEY DEAN WITTER  COMMON   617446448     $  1,337,500.00   25,000     X                     NORT     25,000
KNIGHT.TRADING GROUP INC    OTC EQ   499063105     $  1,901,250.00  130,000     X                     NORT    130,000
NEWMIL BANCORP INC          OTC EQ   651633109     $  2,620,331.00  229,100     X                     NORT    229,100
PACIFIC CREST CAPITAL INC   OTC EQ   694166109     $  4,338,100.00  244,400     X                     NORT    244,400
***PARTNERRE LTD            COMMON   G6852T105     $ 13,236,386.00  268,650     X                     NORT    268,650
EVEREST RE GROUP LTD        COMMON   G3223R108     $ 13,227,502.00  198,850     X                     NORT    198,850
CONNECTICUT BANCSHARES INC  OTC EQ   207540105     $    313,125.00   15,000     X                     NORT     15,000
SUNTRUST BANKS INC          COMMON   867914103     $  1,425,600.00   22,000     X                     NORT     22,000
STERLING FINANCIAL CORP-WA  OTC EQ   859319105     $  1,218,000.00   96,000     X                     NORT     96,000
STUDENT LOAN CORP           COMMON   863902102     $  5,101,240.00   73,000     X                     NORT     73,000
SUPERIOR FINL CORP DEL      OTC EQ   868161100     $  1,266,891.00   94,500     X                     NORT     94,500
SOVEREIGN BANCORP INC       OTC EQ   845905108     $  1,270,313.00  150,000     X                     NORT    150,000
PRICE T ROWE GROUP INC      OTC EQ   74144T108        $ 782,813.00   25,000     X                     NORT     25,000
TD WATERHOUSE  GROUP INC    COMMON   872362108        $ 702,000.00   65,000     X                     NORT     65,000
TRENWICK GROUP LTD BERMUDA  COMMON   G9032C109     $  7,633,537.00  386,900     X                     NORT    386,900
UMB FINANCIAL CORP          OTC EQ   902788108     $  2,774,000.00   73,000     X                     NORT     73,000
U S BANCORP-DEL             COMMON   902973304     $ 13,282,858.00  572,537     X                     NORT    572,537
WESTBANK CORP               OTC EQ   957116106        $ 667,063.00   82,100     X                     NORT     82,100
                                                   ---------------
                                                   $183,393,742.00